UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2023

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(800) 621-9215

August 18, 2023

Dear Investors:

Plan Investment Fund took on a higher degree of operational importance for its investors during the 1st half of 2023 amidst regional bank stress and absolute yields reaching levels not seen in close to 20-years, at over 5%. Total shareholder trading activity exceeded $9 billion for the six month period, with $33 million of investment income distributed. The Government Portfolio continues to be the largest single money market fund utilized by the Blue Cross & Blue Shield system, according to S&P Global reported statutory data.(1)

Sincerely,

Susan A. Pickar

President and Chief Executive Officer

(1)	March 31, 2023, statutory insurance filings as reported to the NAIC and including BCBS Association.

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS – 33.4%

U.S. TREASURY OBLIGATIONS – 6.7%

$7,450,000	U.S. Treasury Bill (1)	5.09%	08/01/23	$7,421,588
38,070,000	U.S. Treasury Bill (1)	5.14%	08/10/23	37,853,298
5,510,000	U.S. Treasury Bill (1)	5.15%	09/14/23	5,450,882
20,000,000	U.S. Treasury Bill (1)	5.21%	10/24/23	19,667,075
14,380,000	U.S. Treasury Bill (2)	5.17%	04/30/24	14,373,500
	(3 Month U.S. Treasury Money Market - 0.08%)
25,000,000	U.S. Treasury Note (2)	5.39%	10/31/24	24,973,876
	(3 Month U.S. Treasury Money Market + 0.14%)

	Total U.S. Treasury Obligations			109,740,219

	(Cost $109,740,219)

AGENCY OBLIGATIONS – 26.7%(3)

820,000	Federal Farm Credit Banks Funding Corp. (2)	5.10%	07/12/23	820,000
	(1 Day USD SOFR + 0.04%)
13,320,000	Federal Farm Credit Banks Funding Corp. (1)	4.88%	08/14/23	13,240,554
6,580,000	Federal Farm Credit Banks Funding Corp. (2)	5.11%	08/22/23	6,580,000
	(1 Day USD SOFR + 0.05%)
3,350,000	Federal Farm Credit Banks Funding Corp. (1)	5.00%	09/11/23	3,316,500
3,960,000	Federal Farm Credit Banks Funding Corp. (2)	5.11%	09/28/23	3,960,000
	(1 Day USD SOFR + 0.05%)
860,000	Federal Farm Credit Banks Funding Corp. (1)	4.65%	10/16/23	848,114
6,720,000	Federal Farm Credit Banks Funding Corp. (2)	5.11%	10/16/23	6,720,000
	(1 Day USD SOFR + 0.05%)
860,000	Federal Farm Credit Banks Funding Corp. (1)	4.65%	11/13/23	845,004
7,495,000	Federal Farm Credit Banks Funding Corp. (2)	5.12%	11/22/23	7,495,000
	(1 Day USD SOFR + 0.06%)
1,155,000	Federal Farm Credit Banks Funding Corp. (2)	5.12%	01/10/24	1,155,000
	(1 Day USD SOFR + 0.06%)
12,000,000	Federal Farm Credit Banks Funding Corp. (2)	5.11%	02/20/24	12,000,000
	(1 Day USD SOFR + 0.05%)
5,670,000	Federal Farm Credit Banks Funding Corp. (2)	5.11%	05/09/24	5,670,000
	(1 Day USD SOFR + 0.05%)
7,490,000	Federal Farm Credit Banks Funding Corp. (2)	5.20%	11/07/24	7,490,000
	(1 Day USD SOFR + 0.14%)
6,410,000	Federal Farm Credit Banks Funding Corp. (2)	5.23%	01/23/25	6,410,000
	(1 Day USD SOFR + 0.17%)
14,000,000	Federal Home Loan Banks (2)	5.08%	07/13/23	14,000,000
	(1 Day USD SOFR + 0.02%)
2,180,000	Federal Home Loan Banks (1)	4.86%	07/14/23	2,176,174
12,735,000	Federal Home Loan Banks (1)	4.96%	07/25/23	12,692,890
31,400,000	Federal Home Loan Banks (2)	5.06%	08/03/23	31,400,000
	(1 Day USD SOFR)

See accompanying notes to financial statements.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)

$23,100,000	Federal Home Loan Banks (2)	5.06%	08/08/23	$23,100,000
	(1 Day USD SOFR)
7,285,000	Federal Home Loan Banks (1)	5.01%	08/16/23	7,238,364
4,895,000	Federal Home Loan Banks (2)	5.13%	08/22/23	4,895,000
	(1 Day USD SOFR + 0.07%)
6,835,000	Federal Home Loan Banks (1)	5.15%	08/23/23	6,783,177
16,880,000	Federal Home Loan Banks (2)	5.07%	08/25/23	16,880,000
	(1 Day USD SOFR + 0.01%)
3,615,000	Federal Home Loan Banks (1)	4.82%	08/29/23	3,586,443
5,815,000	Federal Home Loan Banks (1)	4.99%	09/01/23	5,765,027
17,695,000	Federal Home Loan Banks (2)	5.12%	09/05/23	17,695,000
	(1 Day USD SOFR + 0.06%)
14,200,000	Federal Home Loan Banks (2)	5.08%	09/08/23	14,200,000
	(1 Day USD SOFR + 0.02%)
4,380,000	Federal Home Loan Banks (2)	5.15%	09/08/23	4,380,000
	(1 Day USD SOFR + 0.09%)
26,015,000	Federal Home Loan Banks (1)	4.99%	09/15/23	25,740,946
28,890,000	Federal Home Loan Banks (2)	5.08%	09/18/23	28,890,000
	(1 Day USD SOFR + 0.02%)
33,500,000	Federal Home Loan Banks (2)	5.08%	09/19/23	33,500,000
	(1 Day USD SOFR + 0.02%)
23,865,000	Federal Home Loan Banks (2)	5.09%	09/19/23	23,865,000
	(1 Day USD SOFR + 0.03%)
3,360,000	Federal Home Loan Banks (2)	5.13%	09/25/23	3,360,000
	(1 Day USD SOFR + 0.07%)
31,600,000	Federal Home Loan Banks (2)	5.10%	09/26/23	31,600,000
	(1 Day USD SOFR + 0.04%)
5,445,000	Federal Home Loan Banks (2)	5.13%	11/30/23	5,445,000
	(1 Day USD SOFR + 0.07%)
7,805,000	Federal Home Loan Banks (2)	5.14%	01/24/24	7,805,000
	(1 Day USD SOFR + 0.08%)
3,475,000	Federal Home Loan Banks (1)	4.68%	02/02/24	3,377,422
16,660,000	Federal Home Loan Banks (1)	4.78%	02/09/24	16,148,014
4,190,000	Federal Home Loan Banks	5.45%	03/08/24	4,188,185
10,450,000	Federal Home Loan Banks	5.40%	03/27/24	10,450,000

	Total Agency Obligations			435,711,814

	(Cost $435,711,814)

	Total Investments – 33.4%			545,452,033

	(Cost $545,452,033)

See accompanying notes to financial statements.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS – 67.0%

$240,000,000	BNP Paribas Securities Co.	5.05%	07/03/23	$240,000,000

Dated 6/30/2023, To be repurchased at $240,101,000 (collateralized by $239,043,763 par amount of a U.S. Treasury Bond, U.S. Treasury Notes and a U.S. Treasury Strip, 0.00% to 5.28%; due 7/31/23 to 2/15/46;

Total Fair Value $244,800,012)

166,000,000	Goldman Sachs & Co.	5.06%	07/03/23	166,000,000
	Dated 6/30/2023, To be repurchased at $166,069,997 (collateralized by $165,383,604 par amount of a Government National Mortgage Association, 4.50%; due 4/20/53; Total Fair Value $169,320,001)
20,000,000	HSBC Securities (USA), Inc.	5.05%	07/03/23	20,000,000
	Dated 6/30/2023, To be repurchased at $20,008,417 (collateralized by $20,000,023 par amount of a U.S. Treasury Bill, 0.00%; due 8/10/23; Total Fair Value $20,400,023)
50,000,000	HSBC Securities (USA), Inc.	5.06%	07/03/23	50,000,000

Dated 6/30/2023, To be repurchased at $50,021,083 (collateralized by $50,000,000 par amount of a Federal National Mortgage Association and U.S. Treasury Strips, 0.00%; due 8/15/33 to 8/15/52;

Total Fair Value $51,000,000)

280,000,000	Mitsubishi UFG Securities Co.	5.06%	07/03/23	280,000,000

Dated 6/30/2023, To be repurchased at $280,118,067 (collateralized by $279,172,668 par amount of Federal National Mortgage Backed Securities and Government National Mortgage Association, 2.00% to 7.00%; due 12/20/26 to 6/20/53;

Total Fair Value $286,283,306)

12,000,000	Natixis S.A.	5.05%	07/03/23	12,000,000

Dated 6/30/2023, To be repurchased at $12,005,050 (collateralized by $11,907,070 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.25% to 4.00%; due 1/31/25 to 2/15/48;

Total Fair Value $12,240,019)

100,000,000	TD Securities (USA), LLC	5.05%	07/03/23	100,000,000
	Dated 6/30/2023, To be repurchased at $100,042,083 (collateralized by $99,569,188 par amount of U.S. Treasury Notes, 0.25% to 4.25%; due 8/31/25 to 5/15/33; Total Fair Value $102,000,038)

See accompanying notes to financial statements.

Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$25,000,000	TD Securities (USA), LLC	5.06%	07/03/23	$25,000,000

Dated 6/30/2023, To be repurchased at $25,010,542 (collateralized by $24,899,526 par amount of Federal National Mortgage Backed Securities, 3.50% to 7.00%; due 8/1/35 to 6/1/53;

Total Fair Value $25,750,000)

202,000,000	The Bank of Nova Scotia	5.04%	07/03/23	202,000,000

Dated 6/30/2023, To be repurchased at $202,084,840 (collateralized by $200,861,604 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 4.25%; due 7/6/23 to 8/15/52;

Total Fair Value $206,126,602)

	Total Repurchase Agreements			1,095,000,000

	(Cost $1,095,000,000)
	Total Investments in Securities – 100.4%			1,640,452,033

	(Cost $1,640,452,033)

	Liabilities in excess of Other Assets – (0.4)%			(6,167,205)

	Net Assets – 100.0%			$1,634,284,828

	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2023. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

SOFR:	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS – 72.3%

U.S. TREASURY OBLIGATIONS – 2.5%

$1,000,000	U.S. Treasury Bill (1)	5.10%	08/10/23	$994,585
2,000,000	U.S. Treasury Note (2)	5.23%	01/31/24	2,000,256
	(3 Month U.S. Treasury Money Market - 0.02%)
250,000	U.S. Treasury Note (2)	5.42%	04/30/25	250,173
	(3 Month U.S. Treasury Money Market + 0.17%)

	Total U.S. Treasury Obligations			3,245,014

	(Cost $3,245,166)

BANK OBLIGATIONS – 20.7%

CERTIFICATES OF DEPOSIT – 2.2%

750,000	Bank of America NA	5.75%	01/09/24	749,742
1,000,000	Bank of America NA	5.25%	01/31/24	996,416
460,000	Bank of America NA	5.44%	02/06/24	458,527
750,000	Wells Fargo Bank NA (2)	5.56%	01/22/24	750,490
	(1 Day USD SOFR + 0.50%)

				2,955,175

YANKEE CERTIFICATES OF DEPOSIT – 18.5%

300,000	Bank of Nova Scotia, Houston (2)	5.83%	08/07/23	300,167
	(1 Day USD SOFR + 0.74%)
1,000,000	BNP Paribas, New York	5.25%	01/31/24	996,356
250,000	BNP Paribas, New York (2)	5.69%	02/05/24	250,243
	(1 Day USD SOFR + 0.63%)
1,000,000	Canadian Imperial Bank of Commerce, New York (2)	5.60%	01/18/24	1,001,043
	(1 Day USD SOFR + 0.54%)
500,000	Canadian Imperial Bank of Commerce, New York	5.40%	02/08/24	498,611
1,250,000	Canadian Imperial Bank of Commerce, New York	5.60%	03/04/24	1,246,771
1,000,000	Credit Agricole Corporate and Investment Bank, New York (2)	5.44%	11/17/23	1,000,122
	(1 Day USD SOFR + 0.38%)
500,000	DZ Bank AG, New York	5.40%	11/09/23	499,672
1,500,000	Mitsubishi UFJ Trust and Banking Corp., New York	5.08%	07/05/23	1,500,004
3,000,000	Mitsubishi UFJ Trust and Banking Corp., New York (2)	5.20%	07/10/23	2,999,970
	(1 Day USD SOFR + 0.14%)
1,000,000	Mizuho Bank Ltd., New York (2)	5.46%	08/17/23	1,000,284
	(1 Day USD SOFR + 0.40%)
1,000,000	Mizuho Bank Ltd., New York (2)	5.41%	10/20/23	1,000,043
	(1 Day USD SOFR + 0.35%)
1,000,000	Natixis, New York	5.22%	10/13/23	998,871
1,500,000	Nordea Bank ABP, New York	5.03%	08/17/23	1,499,616
1,000,000	Nordea Bank ABP, New York (2)	5.51%	01/18/24	1,000,168
	(1 Day USD SOFR + 0.45%)

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

BANK OBLIGATIONS (continued)

YANKEE CERTIFICATES OF DEPOSIT (continued)

$300,000	Royal Bank of Canada, New York	4.08%	07/14/23	$299,861
500,000	Skandinaviska Enskilda Banken AB, New York (2)	5.34%	03/04/24	499,234
	(1 Day USD SOFR + 0.25%)
1,000,000	Standard Chartered Bank, New York	5.21%	10/31/23	998,853
500,000	Standard Chartered Bank, New York	5.63%	03/01/24	498,868
1,000,000	Sumitomo Mitsui Banking Corp., New York (2)	5.24%	09/08/23	999,797
	(1 Day USD SOFR + 0.15%)
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	5.54%	09/21/23	1,000,106
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (2)	5.38%	10/05/23	999,943
	(1 Day USD SOFR + 0.32%)
500,000	Svenska Handelsbanken AB, New York (2)	5.61%	04/29/24	499,831
	(1 Day USD SOFR + 0.55%)
250,000	Toronto Dominion Bank, New York	4.12%	08/28/23	249,496
1,000,000	Toronto Dominion Bank, New York	5.27%	01/24/24	996,439
500,000	Toronto Dominion Bank, New York (2)	5.56%	01/29/24	500,184
	(1 Day USD SOFR + 0.50%)
600,000	Westpac Banking Corporation, New York (2)	5.51%	07/13/23	600,073
	(1 Day USD SOFR + 0.45%)

				23,934,626

	Total Bank Obligations			26,889,801

	(Cost $26,909,797)

CORPORATE DEBT – 36.5%

COMMERCIAL PAPER – 36.5%

ASSET BACKED SECURITIES – 15.6% (3)

500,000	Albion Capital LLC (1)	5.35%	08/21/23	496,088
1,000,000	AutoBahn Funding Company LLC (1)	5.13%	07/17/23	997,575
1,000,000	Bedford Row Funding Corp. (1)	5.10%	07/05/23	999,298
3,000,000	Bennington Stark Capital Company LLC (1)	5.10%	07/06/23	2,997,454
1,500,000	Brighthouse Financial Short Term Funding LLC (1)	5.00%	09/21/23	1,481,076
1,500,000	Chariot Funding LLC (2)	5.33%	07/20/23	1,500,135
	(1 Day USD SOFR + 0.27%)
1,000,000	Chariot Funding LLC (1)	5.23%	08/11/23	993,863
1,500,000	Chariot Funding LLC (1)	5.42%	09/05/23	1,484,987
2,000,000	Charta LLC (1)	5.29%	08/16/23	1,986,221
1,000,000	Concord Minutemen Capital Co., LLC Series C (2)	5.46%	09/28/23	1,000,013
	(1 Day USD SOFR + 0.40%)
1,500,000	Longship Funding LLC (1)	5.07%	07/06/23	1,498,733
1,000,000	Mackinac Funding Company LLC (1)	5.23%	07/20/23	997,122
500,000	Mackinac Funding Company LLC (1)	5.01%	08/07/23	497,201
1,000,000	Old Line Funding LLC (1)	5.02%	10/30/23	981,114
1,000,000	Podium Funding Trust (1)	5.29%	11/06/23	979,865

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)

COMMERCIAL PAPER (continued)

ASSET BACKED SECURITIES (continued)

$1,000,000	Ridgefield Funding Company LLC (2)	5.26%	07/10/23	$1,000,015
	(1 Day USD SOFR + 0.20%)
500,000	Ridgefield Funding Company LLC (1)	4.92%	08/02/23	497,603

				20,388,363

FINANCIAL COMPANIES – 20.1%

1,000,000	ANZ New Zealand International Ltd., London (1),(3)	5.23%	11/09/23	980,281
1,000,000	ASB Bank Ltd.(1),(3)	5.20%	08/18/23	992,914
1,000,000	Australia And New Zealand Banking Group Ltd. (1),(3)	5.45%	11/08/23	980,437
500,000	Australia And New Zealand Banking Group Ltd. (2),(3)	5.59%	04/02/24	499,880
	(1 Day USD SOFR + 0.50%)
750,000	Bank of Nova Scotia (2),(3)	5.45%	10/23/23	750,175
	(1 Day USD SOFR + 0.36%)
1,500,000	Bank of Nova Scotia (2),(3)	5.56%	11/06/23	1,501,116
	(1 Day USD SOFR + 0.50%)
1,050,000	BNZ International Funding Ltd., London (2),(3)	5.49%	10/27/23	1,050,070
	(1 Day USD SOFR + 0.40%)
1,000,000	BPCE SA (2),(3)	5.43%	10/31/23	1,000,314
	(1 Day USD SOFR + 0.37%)
500,000	Citigroup Global Markets Inc. (2),(3)	5.71%	09/21/23	500,409
	(1 Day USD SOFR + 0.65%)
500,000	Commonwealth Bank of Australia (2),(3)	5.69%	07/13/23	500,050
	(1 Day USD SOFR + 0.60%)
750,000	Commonwealth Bank of Australia (3)	5.40%	02/16/24	748,794
500,000	Commonwealth Bank of Australia (2),(3)	5.59%	03/18/24	499,947
	(1 Day USD SOFR + 0.50%)
1,000,000	Cooperatieve Rabobank UA, New York (1)	5.43%	12/01/23	976,395
1,000,000	Federation Des Caisses Desjardins Du Quebec (1),(3)	5.35%	08/09/23	994,233
750,000	ING US Funding LLC (1)	5.28%	11/08/23	734,927
1,000,000	Lloyds Bank PLC (1)	5.28%	10/10/23	984,318
1,000,000	Macquarie Bank Ltd. (1),(3)	5.01%	10/23/23	982,392
405,000	Macquarie Bank Ltd. (1),(3)	5.14%	11/06/23	396,938
500,000	Macquarie Bank Ltd. (1),(3)	5.26%	02/12/24	482,083
500,000	National Australia Bank Ltd. (2),(3)	5.53%	07/13/23	500,064
	(1 Day USD SOFR + 0.47%)
750,000	National Australia Bank Ltd. (2),(3)	5.54%	02/02/24	750,283
	(1 Day USD SOFR + 0.48%)
2,000,000	NRW Bank (1),(3)	5.05%	07/06/23	1,998,315
1,000,000	Royal Bank of Canada, New York (2),(3)	5.78%	12/07/23	1,001,652
	(1 Day USD SOFR + 0.72%)
500,000	Royal Bank of Canada, New York (2),(3)	5.66%	05/23/24	500,093
	(1 Day USD SOFR + 0.60%)
500,000	Svenska Handelsbanken AB (2),(3)	5.76%	07/13/23	500,061
	(1 Day USD SOFR + 0.70%)

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)

COMMERCIAL PAPER (continued)

FINANCIAL COMPANIES (continued)

$1,000,000	Swedbank AB (2)	5.36%	09/01/23	$1,000,129
	(1 Day USD SOFR + 0.27%)
750,000	Toyota Finance Australia Ltd. (1)	5.27%	08/21/23	744,342
500,000	UBS AG, London (2),(3)	5.34%	12/01/23	499,727
	(1 Day USD SOFR + 0.28%)
500,000	Westpac Banking Corp. (2),(3)	5.58%	07/07/23	500,039
	(1 Day USD SOFR + 0.52%)
2,000,000	Westpac Banking Corp. (2),(3)	5.79%	08/15/23	2,001,309
	(1 Day USD SOFR + 0.70%)
500,000	Westpac Banking Corp. (2),(3)	5.58%	04/19/24	499,926
	(1 Day USD SOFR + 0.52%)

				26,051,613

NON-FINANCIAL COMPANIES – 0.8%

1,000,000	Mercedes-Benz Finance North America LLC (1),(3)	5.13%	07/07/23	999,045

				999,045

	Total Commercial Paper			47,439,021

	Total Corporate Debt			47,439,021

	(Cost $47,451,594)

NON-U.S. SUB-SOVEREIGN – 5.9%

1,000,000	CDP Financial Inc. (1)	5.30%	09/12/23	989,093
1,000,000	CDP Financial Inc. (1)	5.43%	12/04/23	975,966
2,000,000	CDP Financial Inc. (1)	5.26%	05/29/24	1,895,774
300,000	PSP Capital Inc. (1)	3.88%	08/17/23	297,919
2,000,000	Quebec (Province of) (1),(3)	5.12%	07/13/23	1,996,359
1,500,000	Quebec (Province of) (1),(3)	5.11%	07/25/23	1,494,705

	Total Non-U.S. Sub-Sovereign			7,649,816

	(Cost $7,658,370)

TENDER OPTION BONDS – 2.9%

1,324,935	Tender Option Bond Trust Receipts/Certificates (2)	5.38%	07/07/23	1,324,935
	(1 Day USD OBFR + 0.25%)
169,648	Tender Option Bond Trust Receipts/Certificates (1)	5.38%	07/07/23	169,648
320,190	Tender Option Bond Trust Receipts/Certificates (2)	5.38%	07/07/23	320,190
	(1 Day USD OBFR + 0.25%)
1,900,000	Tender Option Bond Trust Receipts/Certificates (1)	5.38%	07/07/23	1,900,000

	Total Tender Option Bonds			3,714,773

	(Cost $3,714,773)

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TIME DEPOSITS – 3.5%

$1,500,000	Credit Agricole Corporate and Investment Bank SA	5.05%	07/03/23	$1,500,000
1,000,000	Mizuho Bank Ltd., New York	5.07%	07/03/23	1,000,000
1,000,000	Royal Bank of Canada, Toronto	5.07%	07/03/23	1,000,000
1,000,000	Skandinaviska Enskilda Banken AB, New York	5.07%	07/03/23	1,000,000

	Total Time Deposits			4,500,000

	(Cost $4,500,000)

VARIABLE RATE DEMAND NOTES – 0.3%

396,000	Iowa Student Loan Liquidity Corp.	5.13%	07/07/23	396,000

	Total Variable Rate Demand Notes			396,000

	(Cost $396,000)

	Total Investments – 72.3%			93,834,425

	(Cost $93,875,700)

REPURCHASE AGREEMENTS – 27.4%

15,000,000	Bank of America Securities Inc.	5.06%	07/03/23	15,000,000
	Dated 6/30/2023, To be repurchased at $15,006,325 (collateralized by $14,879,253 par amount of an U.S. Treasury Note, 1.75%; due 1/31/29; Total Fair Value $15,300,049)
1,000,000	Bank of America Securities Inc. (2)	5.27%	07/03/23	1,000,000
	(1 Day USD OBFR + 0.20%)
	Dated 6/30/2023, To be repurchased at $1,000,439 (collateralized by $983,693 par amount of an Asset Backed Security, 8.14%; due 7/16/35; Total Fair Value $1,070,001)
12,000,000	Citigroup Global Markets Inc.	5.06%	07/03/23	12,000,000

Dated 6/30/2023, To be repurchased at $12,005,060 (collateralized by $11,965,806 par amount of Government National Mortgage Association, 3.00% to 5.00%; due 5/15/46 to 8/20/46;

Total Fair Value $12,240,601)

5,000,000	J.P. Morgan Chase & Co.	5.06%	07/03/23	5,000,000
	Dated 6/30/2023, To be repurchased at $5,002,108 (collateralized by $4,983,580 par amount of a Government National Mortgage Association, 4.00%; due 9/20/43; Total Fair Value $5,100,001)

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2023

(Concluded)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

REPURCHASE AGREEMENTS (continued)

$2,500,000	J.P. Morgan Chase & Co. (2)	5.19%	07/03/23	$2,500,000

	(1 Day USD OBFR + 0.12%)
	Dated 6/30/2023, To be repurchased at $2,501,081 (collateralized by $2,500,001 par amount of Commercial Papers, 0.00%; due 7/10/23 to 7/14/23; Total Fair Value $2,609,748)

	Total Repurchase Agreements			35,500,000

	(Cost $35,500,000)
	Total Investments in Securities – 99.7%			129,334,425

	(Cost $129,375,700)

	Other Assets in excess of Liabilities – 0.3%			395,453

	Net Assets – 100.0%			$129,729,878

	Net Asset Value Per Participation Certificate			$0.9998

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2023. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

OBFR:	Overnight Bank Fund Rate
SOFR:	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 2023

	Government Portfolio		Money Market Portfolio

ASSETS
Investments at amortized cost, and fair value, respectively	$545,452,033	(1)	$93,834,425
Repurchase Agreements, at cost, which approximates fair value	1,095,000,000		35,500,000
Cash	10,166		69,370
Accrued interest receivable	2,255,722		420,479
Other assets	44,421		7,963

Total Assets	1,642,762,342		129,832,237

LIABILITIES
Dividends payable	873,428		61,435
Payable for securities purchased	7,421,587		—
Accrued expenses payable
Investment advisory fees (Note 4)	58,474		3,006
Administration fees (Note 4)	23,884		4,388
Custodian fees (Note 4)	17,465		8,336
Transfer agent fees (Note 4)	1,198		5,089
Trustee fees	21,111		—
Other liabilities	60,367		20,105

Total Liabilities	8,477,514		102,359

NET ASSETS	$1,634,284,828		$129,729,878

NET ASSETS CONSIST OF:
Paid-in Capital	$1,634,340,392		$129,764,527
Distributable Earnings (Accumulated Loss)	(55,564)		(34,649)

TOTAL NET ASSETS	$1,634,284,828		$129,729,878

Total Participation Certificates (PCs) outstanding (3 billion shares authorized for each Portfolio, $0.001 Par Value)	1,634,340,392		129,749,483

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$0.9998

Investments in securities, at cost	$1,640,452,033		$129,375,700

(1)	Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

(Unaudited)

For the Six Months Ended June 30, 2023

	Government Portfolio	Money Market Portfolio

INTEREST INCOME	$29,561,759	$4,216,260

EXPENSES
Investment advisory and servicing fees (Note 4)	810,739	171,711
Administration fees (Note 4)	313,092	42,928
Custodian fees (Note 4)	55,207	23,789
Audit and tax fees	13,857	13,857
Transfer agent fees (Note 4)	4,988	15,136
Fund compliance fees	32,916	3,466
Legal fees	27,346	3,463
Insurance expense	24,709	2,192
Printing fees	8,703	3,612
Miscellaneous	8,465	3,442
Trustee expense	7,280	993
S&P Rating fees	7,075	728

Total expenses	1,314,377	285,317
Less fee waived and/or reimbursed (Note 4)	(688,193)	(135,070)

Net Expenses	626,184	150,247

NET INVESTMENT INCOME	28,935,575	4,066,013

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(34,007)	—

NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	—	(41,943)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,901,568	$4,024,070

See accompanying notes to financial statements.

Government Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$28,935,575	$20,863,582
Net realized (losses) on securities sold	(34,007)	(16,468)

Net increase in net assets resulting from operations	28,901,568	20,847,114

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0228 and $0.0152 per PC, respectively	(28,940,647)	(20,863,582)

Decrease in net assets from dividends and distributions to PC Holders	(28,940,647)	(20,863,582)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	4,599,615,201	8,196,271,341
Reinvestment of dividends	23,964,085	17,637,252
Cost of PCs repurchased	(4,298,033,900)	(8,022,766,363)

Net increase in net assets resulting from capital transactions	325,545,386	191,142,230

Total increase in net assets	325,506,307	191,125,762

NET ASSETS:
Beginning of period	1,308,778,521	1,117,652,759

End of period	$1,634,284,828	$1,308,778,521

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	4,599,615,201	8,196,271,341
Reinvestments of dividends	23,964,085	17,637,252
PCs repurchased	(4,298,033,900)	(8,022,766,363)

Net increase in PC’s outstanding	325,545,386	191,142,230

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,066,013	$1,096,073
Net realized gain on securities sold	—	913
Net change in unrealized appreciation/(depreciation) on securities	(41,943)	4,981

Net increase in net assets resulting from operations	4,024,070	1,101,967

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0236 and $0.0165 per PC, respectively	(4,060,299)	(1,096,073)

Decrease in net assets from dividends and distributions to PC Holders	(4,060,299)	(1,096,073)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	221,143,951	94,128,658
Reinvestment of dividends	2,466,585	803,115
Cost of PCs repurchased	(160,618,193)	(86,245,172)

Net increase in net assets resulting from capital transactions	62,992,343	8,686,601

Total increase in net assets	62,956,114	8,692,495

NET ASSETS:
Beginning of period	66,773,764	58,081,269

End of period	$129,729,878	$66,773,764

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	221,126,967	94,145,251
Reinvestments of dividends	2,466,764	803,285
PCs repurchased	(160,613,068)	(86,262,958)

Net increase in PC’s outstanding	62,980,663	8,685,578

See accompanying notes to financial statements.

Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/23 (Unaudited)		Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net Asset Value, Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income	0.0228		0.0152	0.0001	0.0041	0.0213	0.0177
Net Realized Gain (Loss) on Investments	—	(1)	— (1)	— (1)	0.0002	0.0001	— (1)

Total From Investment Operations	0.0228		0.0152	0.0001	0.0043	0.0214	0.0177

Less Dividends and Distributions:
Dividends to PC holders from: Net Investment Income	(0.0228)		(0.0152)	(0.0001)	(0.0043)	(0.0214)	(0.0177)
Net Realized Capital Gains	—		—	—	— (1)	—	—

Total Dividends and Distributions	(0.0228)		(0.0152)	(0.0001)	(0.0043)	(0.0214)	(0.0177)

Net Asset Value, End of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	2.31%		1.53%	0.02%	0.43%	2.16%	1.78%

Ratios/Supplemental Data:
Net assets at end of period (000)	$1,634,285		$1,308,779	$1,117,653	$1,751,033	$1,455,572	$751,652

Ratio of Net Expenses to Average Net Assets (2)	0.10%	**	0.10%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	4.62%	**	1.58%	0.01%	0.36%	2.11%	1.78%

*	Not Annualized

**	Annualized.

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.21% annualized for six months ended June 30, 2023 and 0.21%, 0.21%, 0.20%, 0.22% and 0.23% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 4.51% annualized for six months ended June 30, 2023 and 1.47%, (0.12)%, 0.26%, 1.99% and 1.65% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See accompanying notes to financial statements.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net Asset Value, Beginning of period	$1.0001	$1.0000	$1.0001	$0.9999	$0.9998	$0.9998

Investment Operations:
Net investment income	0.0236	0.0165	0.0001	0.0052	0.0223	0.0191
Net Realized and Unrealized Gain (Loss) on Investments	(0.0003)	0.0001	(0.0001)	0.0002	0.0002	— (1)

Total From Investment Operations	0.0233	0.0166	— (1)	0.0054	0.0225	0.0191

Less Dividends and Distributions:
Dividends to PC holders from: Net Investment Income	(0.0236)	(0.0165)	(0.0001)	(0.0052)	(0.0224)	(0.0191)

Total Dividends and Distributions	(0.0236)	(0.0165)	(0.0001)	(0.0052)	(0.0224)	(0.0191)

Net Asset Value, End of period	$0.9998	$1.0001	$1.0000	$1.0001	$0.9999	$0.9998

Total return*	2.35%	1.67%	—%	0.54%	2.28%	1.93%

Ratios/Supplemental Data:
Net assets at end of period (000)	$129,730	$66,774	$58,081	$60,784	$204,857	$267,625

Ratio of Net Expenses to Average Net Assets (2)	0.18% **	0.17%	0.16%	0.18%	0.18%	0.18%

Ratio of Net Investment Income to Average Net Assets (3)	4.74% **	1.70%	0.01%	0.70%	2.26%	1.93%

*	Not Annualized

**	Annualized.

(1)	Less than $0.0001 per share or 0.01%.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.33% annualized for six months ended June 30, 2023 and 0.49%, 0.44%, 0.35%, 0.32% and 0.36% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 4.58% annualized for six months ended June 30, 2023 and 1.39%, (0.27)%, 0.53%, 2.11% and 1.75% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held. BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent (“BALLC” or the “Investment Advisor”). The Board has designated the Investment Advisor as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to make fair value determinations relating to the Money Market Portfolio’s holdings.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank obligations and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: Rule 2a-7 under the 1940 Act effectively created three categories of money market funds: Government, Retail and institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, the Money Market Portfolio has policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates.

The Money Market Portfolio operates as an institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the Investment Advisor to be unreliable in which case the portfolio holding is fair valued by the Investment Advisor, as valuation designee, pursuant to procedures approved by the Board; (3) transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Investment Advisor’s oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Continued)

temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (the “Independent Trustees”), determination that such action is in the best interests of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued by the Investment Advisor, as valuation designee, in accordance with procedures approved by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities, and cash, and for the Money Market Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities and obligations of issuers in the financial services industry, and cash. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of June 30, 2023, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for each Portfolio and exceeded the value of the corresponding repurchase agreement at June 30, 2023.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Continued)

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed, in the event that the Portfolio’s weekly liquid assets fall below designated thresholds, are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in-capital. No such liquidity fees were imposed with respect to either Portfolio during the six months ended June 30, 2023.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification: In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service approved by the Investment Advisor, as valuation designee (Level 2). Evaluated prices provided by a pricing service are commonly informed by actual trade data for identical or substantially similar investments and data and information from broker-dealers. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Continued)

As of June 30, 2023, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

	Total Fair Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Government Portfolio
U.S. Treasury Obligations	$109,740,219	$—	$109,740,219	$—
Agency Obligations	435,711,814	—	435,711,814	—
Repurchase Agreements	1,095,000,000	—	1,095,000,000	—

	$1,640,452,033	$—	$1,640,452,033	$—

Money Market Portfolio
U.S. Treasury Obligations	$3,245,014	$—	$3,245,014	$—
Bank Obligations	26,889,801	—	26,889,801	—
Corporate Debt	47,439,021	—	47,439,021	—
Non-U.S. Sub-Sovereign	7,649,816	—	7,649,816	—
Tender Option Bonds	3,714,773	—	3,714,773	—
Time Deposits	4,500,000	—	4,500,000	—
Variable Rate Demand Notes	396,000	—	396,000	—
Repurchase Agreements	35,500,000	—	35,500,000	—

	$129,334,425	$—	$129,334,425	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund, however these Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BALLC serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Continued)

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets for the year; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has agreed to waive fees to cap the annual ordinary operating expenses of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2024 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2024 without the consent of the Board.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the six months ended June 30, 2023, the Administrator waived $186,757 and $8,585 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $501,436 and $126,485 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the six months ended June 30, 2023.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (U.S.) Inc. acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid an annual fee plus out of pocket expenses for the services provided, which is paid by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Continued)

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2022 and 2021 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains

Government Portfolio
2022	$20,863,582	$—
2021	168,708	—

Money Market Portfolio
2022	$1,096,073	$—
2021	6,840	—

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$58	$(16,075)	$(468)	$—	$(16,485)
Money Market Portfolio	912	—	668	—	1,580

As of December 31, 2022, the Government Portfolio had $16,075 of capital loss carryforwards, which are short-term capital losses and have an unlimited period of capital loss carryforward. The Money Market Portfolio had no capital loss carryforwards.

As of June 30, 2023, the aggregate cost basis of securities held in the Money Market Portfolio was $129,375,700 for U.S. federal income tax purposes and the Money Market Portfolio had net unrealized depreciation of $41,275, which consisted of aggregate gross unrealized appreciation of $6,804 and aggregate gross unrealized depreciation of $48,079. As of June 30, 2023, the aggregate cost basis of securities held in the Government Portfolio was $1,640,452,033.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Continued)

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

U.S. Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in interest rates, the market value of such securities may vary during the period of your investment in a Portfolio.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk (Money Market Portfolio Only) — When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk (Money Market Portfolio Only) — The Portfolio is susceptible to economic, business, political and other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2023

(Concluded)

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as interbank rates, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Note 7. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2023, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the in the financial statements.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2023

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,023.10	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50
*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,023.50	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85
*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2023

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	67.0%	$1,095,000,000
Agency Obligations	26.7	435,711,814
U.S. Treasury Obligations	6.7	109,740,219

Total Investments in Securities	100.4%	$1,640,452,033

Liabilities in excess of Other Assets	(0.4)%	(6,167,205)

Net Assets	100.0%	$1,634,284,828

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$1,453,695,000	88.5%
8-14 days	2,180,000	0.1
15-30 days	12,735,000	0.8
31-60 days	76,575,000	4.6
61-90 days	40,690,000	2.5
91-120 days	20,860,000	1.3
121-150 days	860,000	0.1
Over 150 days	34,775,000	2.1

Total Par Value	$1,642,370,000	100.0%

Dollar Weighted Average Maturity (1) - 13 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2023

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Repurchase Agreements	27.4%	$35,500,000
Commercial Paper - Financial Companies	20.1	26,051,613
Bank Obligations - Yankee Certificates of Deposit	18.5	23,934,626
Commercial Paper - Asset Backed Securities	15.6	20,388,363
Non-U.S. Sub-Sovereign	5.9	7,649,816
Time Deposits	3.5	4,500,000
Tender Option Bonds	2.9	3,714,773
U.S. Treasury Obligations	2.5	3,245,014
Bank Obligations - Certificate of Deposit	2.2	2,955,175
Commercial Paper - Non-Financial Companies	0.8	999,045
Variable Rate Demand Notes	0.3	396,000

Total Investments in Securities	99.7%	$129,334,425

Other Assets in excess of Liabilities	0.3%	395,453

Net Assets	100.0%	$129,729,878

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$84,810,773	65.3%
8-14 days	2,300,000	1.8
15-30 days	3,500,000	2.7
31-60 days	12,800,000	9.9
61-90 days	5,000,000	3.9
91-120 days	3,000,000	2.3
121-150 days	6,655,000	5.1
Over 150 days	11,710,000	9.0

Total Par Value	$129,775,773	100.0%

Dollar Weighted Average Maturity (1) - 39 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2023

Board Considerations in Approving the Continuation of Investment Advisory Agreement

Background and Approval Process    BlackRock Advisors, LLC (the “Advisor”) serves as investment advisor to the Government Portfolio and the Money Market Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of Plan Investment Fund, Inc. (the “Fund”), pursuant to separate investment advisory agreements (each an “Advisory Agreement” and together, the “Advisory Agreements”) with the Fund. The Portfolios comprise all series of the Fund. The Advisory Agreements were initially approved by the Board of Trustees (the “Board”) of the Fund at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board and by a majority of the Board members, who are not parties to the Advisory Agreements or who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any such party (the “Independent Trustees”) by a vote cast at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered by the Board at a meeting held on March 16, 2023 (the “March Board meeting”).

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor under the Advisory Agreements, including, but not limited to, the Advisor’s investment processes, (ii) short-term and long-term performance of each Portfolio relative to a peer group of funds, (iii) the costs of the services provided and profits realized by the Advisor with respect to the management of each Portfolio, (iv) the extent to which the Advisor has in the past experienced or is likely in the future to experience economies of scale in connection with the management of each Portfolio, (v) the expense ratio of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Independent Trustees, through their independent legal counsel, also submitted follow-up requests for information to the Advisor to which the Independent Trustees received supplemental responses prior to and at the March Board meeting. The information provided by the Advisor in response to the Board’s requests, as well as information provided by BCS Financial Services Corporation (“BCS”), administrator to the Portfolios, supplemented a variety of written materials, reports and oral presentations received by the Board throughout the year, including information regarding Portfolio performance, expense ratios, portfolio composition and risk oversight, and regulatory compliance.

At the March Board meeting, a representative of the Advisor discussed certain requested information with the Board and responded to additional questions. The Board considered the specific factors set out in case law and identified by the U.S. Securities and Exchange Commission in evaluating the Advisory Agreements. The Board used its business judgment in considering these and other relevant factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of the applicable Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services    As part of its decision-making process, the Board noted that the Advisor has managed the Portfolios since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment advisor is in the best interests of each Portfolio. The Board also considered, generally, that Participation Certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participation Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders. The Board concluded that the Advisor’s management of each Portfolio is consistent with the Portfolio’s investment objective and policies.

With respect to the nature, extent and quality of services provided by the Advisor to the Portfolios, the Board considered the terms of the Advisory Agreements, including the scope of advisory services provided to the Portfolios. The Board reviewed information on the experience and qualifications of key personnel performing services for the Portfolios, as well as the organizational structure of the Advisor’s investment team. The Board also reviewed each Portfolio’s investment

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2023

(Continued)

performance, as summarized below. The Board considered the depth and quality of the Advisor’s investment processes, the resources utilized to provide investment advisory services to the Portfolios and the overall financial stability of the organization. In addition, the Board considered the Advisor’s compliance and risk management programs, including its cybersecurity practices and business continuity programs, and considered the Advisor’s commitment to a rigorous compliance effort and the resulting compliance by the Portfolios and the Advisor with legal requirements.

Based on its review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under each Advisory Agreement were satisfactory.

Investment Performance    The Board noted that it reviews data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio through December 31, 2022, compared to a peer group of funds. The funds included within each Portfolio’s peer group of funds were compiled by BCS based on the similarity of the funds’ investment objectives and strategies to those of the Portfolio and the comparability of the funds’ asset size to that of the Portfolio, using publicly available data. The Board also reviewed and considered performance information for each Portfolio compared to its custom peer universe, which was provided by Institutional Metrics. In reviewing this performance information, the Board made the following observations:

Government Portfolio    The performance of the Government Portfolio was equal to the median performance of its peer group of funds for the one-year period ended December 31, 2022 and outperformed the median of its peer group of funds for the three-, five- and ten-year periods ended December 31, 2022. The Government Portfolio outperformed the median of its peer universe for the one-, three-, five- and ten-year periods ended December 31, 2022. The Board noted that the peer group of funds consisted of eleven other institutional money market funds and that as of December 31, 2022 the Government Portfolio had significantly less assets under management than all but one fund in the peer group.

Money Market Portfolio    The Money Market Portfolio outperformed the median of its peer group of funds for the one-, three- and five-year periods and its performance was equal to the median performance of its peer group of funds for the ten-year period ended December 31, 2022. The Money Market Portfolio underperformed the median of its peer universe of funds for the one-year period and outperformed the median of its peer universe of funds for the three-, five- and ten-year periods ended December 31, 2022. The Board noted that the peer group of funds consisted of eight other institutional prime money market funds and that as of December 31, 2022 the Money Market Portfolio had significantly less assets under management than each fund in the peer group. The Board also considered the Advisor’s statement regarding the importance of scale, in terms of assets under management, on the Portfolio’s performance. Based on its review, the Board concluded that the Advisor’s efforts and results with respect to the performance of each Portfolio were satisfactory.

Fees and Expenses    The Board reviewed expense data compiled by BCS and information provided by the Advisor regarding each Portfolio’s advisory fees and expense ratios, including information regarding breakpoints and fee waiver and expense reimbursement agreements for the Portfolios. The Board reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with comparable asset levels and expense structures.

The Board considered that the gross advisory fees of the Government Portfolio were equal to the median gross advisory fees of its peer group of funds and that the Government Portfolio’s assets under management as of December 31, 2022 were less than all but one of its peer funds. The Board considered that the gross advisory fees of the Money Market Portfolio were higher than the median gross advisory fees of the peer group of funds and that the Money Market Portfolio’s assets under management as of December 31, 2022 were the lowest of its peer funds.

The Board also reviewed information provided by the Advisor regarding the fee rates offered to other money market fund clients of the Advisor, including sub-advised portfolios. The Board considered that each Portfolio’s gross advisory fees were less than the fee rates applicable to a majority of the other money market fund clients for which the Advisor serves as investment advisor. The Board also considered that each Portfolio’s gross advisory fees were higher than the fee rates applicable to the other money market fund clients for which the Advisor serves as investment sub-advisor, and the Board took into account the nature and extent of the services that the Advisor provides to each Portfolio pursuant to the Advisory

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2023

(Concluded)

Agreements. The Board also considered the Advisor’s statement that the management fees of each Portfolio, after contractual fee waivers, are at or lower than those of similar accounts, with comparable services, managed by the Advisor. The Board concluded that the advisory fee for each Portfolio was fair and reasonable.

Profitability    The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the Advisor’s methodology for allocating expenses in connection with providing services under the Advisory Agreements. The Board considered that BCS and the Advisor have entered into an agreement whereby BCS (and not the Portfolios) provides compensation to the Advisor to the extent necessary to ensure that the Advisor, after accounting for fees waived by the Advisor, receives a minimum annual amount of compensation for services provided to the Portfolios. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available and that profitability may be affected by numerous factors, noting that, as a result, the comparability of profitability among advisory firms is limited. The Board noted that the Money Market Portfolio has significantly less assets under management than the Government Portfolio and that due to the contractual fee waivers, the Advisor waived a substantial portion of its advisory fee with respect to the Money Market Portfolio. The Board concluded that the estimated profitability of the Advisor with respect to the Advisory Agreements was not unreasonable.

Economies of Scale    The Board considered the extent to which economies of scale would be realized as the Portfolios grow and whether advisory fee levels reflect these economies of scale for the benefit of investors. The Board considered each Portfolio’s amount of assets under management and information regarding staffing and infrastructure of the Advisor. The Board took into account that the Advisor has agreed to extend existing fee waivers with respect to each Portfolio for an additional twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of a Portfolios increase. The Board concluded that each Portfolio’s fee schedule represents an appropriate sharing by the Advisor with the Portfolio of such economies of scale as may exist in the management of the Portfolio at various asset levels.

Other Benefits to the Advisor or Its Affiliates    The Board considered information regarding any indirect benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Board noted the Advisor’s statement that its relationship with the Government Portfolio and the Money Market Portfolio may have raised the Advisor’s profile as an investment advisor in the broker-dealer community, which may enhance business opportunities for the Advisor. The Board also noted the Advisor’s statement that the Advisor may accrue scale-related benefits from the inclusion of the Portfolios in the Advisor’s total assets under management, including trading efficiencies resulting in reduced costs, increased liquidity and bid-offer spreads, operational efficiencies, greater buying power and flexibility, and improved trade execution. The Board considered these potential indirect benefits to the Advisor under the Advisory Agreements in reaching its conclusion that the advisory fee for each Portfolio was fair and reasonable.

Based on all of the information considered and the conclusions reached, including consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio.

Form N-MFP:    The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings:    The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting:    Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

Board of Trustees

Jennifer J. Allen

Executive Vice President and

Chief Financial Officer

Blue Cross & Blue Shield of Mississippi

Noel Carden

Senior Vice President and Chief

Financial Officer

Blue Cross and Blue Shield of Alabama

Sandra M. Clarke

Executive Vice President

and Chief Operating Officer

Blue Shield of California

William A. Coats

Vice President, Treasurer

and Chief Investment Officer

GuideWell and Blue Cross and Blue Shield of Florida

Christina Fisher

Executive Vice President

and Chief Financial Officer

Blue Cross Blue Shield Association

John F. Giblin

Executive Vice President and Chief

Financial Officer

BlueCross BlueShield of Tennessee, Inc.

Diane G. Gore

President and

Chief Executive Officer

Blue Cross BlueShield of Wyoming

Lori C. Hair

Executive Vice President,

Chief Financial Officer and Treasurer

Blue Cross and BlueShield of South Carolina

Juan A. Lopez, Jr.

Executive Vice President,

Chief Financial Officer and Treasurer

Independence Blue Cross

Gina L. Marting

Executive Vice President,

Chief Financial Officer and Treasurer

Hawaii Medical Service Association

Mitch W.Perry

Senior Vice President and

Chief Financial Officer

Blue Cross and Blue Shield of North Carolina

Susan A. Pickar

Chief Financial Officer and Treasurer

BCS Financial Corporation

T. Ralph Woodard, Jr.

Senior Vice President, Chief

Financial Officer and Treasurer

Capital Blue Cross

INVESTMENT ADVISOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, Maine 04101

Item 2.	Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments included in Item 1.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which Participation Certificate holders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13.	Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(a)(4)  None.

(b)       Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	August 18, 2023

By:	/s/ James A. Gallo

Name:	James A. Gallo
Title:	Treasurer (Principal Financial Officer)
Date:	August 18, 2023

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.